DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Micromidas, Inc.
DEBT

NOTE 8 – DEBT

PPP Loan

In April 2020, the Company executed a promissory note (the “PPP Note”) evidencing an unsecured loan in the amount of $905,838 under the Paycheck Protection Program (the “PPP Loan”). The Paycheck Protection Program (or “PPP”) was established under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and is administered by the U.S. Small Business Administration (“SBA”). The Loan has been made through First Republic Bank (the “Lender”).

The PPP Loan has a two-year term and bears interest at a rate of 1.00% per annum, accruing upon funding. Unless the PPP Loan is forgiven, the Company will be required to make monthly payments of principal and interest to the Lender. The Company does not intend to seek forgiveness of the PPP loan.

The PPP Note contains customary events of default relating to, among other things, payment defaults, providing materially false and misleading representations to the SBA or Lender, or breaching the terms of the PPP Loan documents. The occurrence of an event of default may result in the immediate repayment of all amounts outstanding, collection of all amounts owing from the Company, or filing suit and obtaining judgment.

Under the terms of the CARES Act, PPP Loan recipients can apply for and be granted forgiveness for all or a portion of the loan granted under the PPP. Such forgiveness will be determined, subject to limitations, based on the use of loan proceeds for payment of payroll costs and any payments of mortgage interest, rent, and utilities. However, no assurance is provided that forgiveness for any portion of the PPP Loan will be obtained.

Stockholder Convertible Notes Payable

In November 2019, the Company entered into secured convertible note agreements (“Bridge Notes”) with certain preferred stockholders, whereby the Company can borrow up to $6,000,000. The Bridge Notes bear an annual interest rate of 10% and mature on March 31, 2021, unless converted. If the Company issues shares of a new series of preferred stock prior to maturity, the outstanding principal and unpaid accrued interest will convert at 70% of the per share price of the new series of preferred stock. Upon a liquidation event, as defined in the agreements, the Company will repay purchasers in cash an amount equal to 200% of the outstanding principal amount plus the outstanding principal and accrued interest. The Bridge Notes are collateralized by substantially all of the Company’s assets. At March 31, 2021 and December 31, 2020, there was $4,966,857 and $3,260,208, respectively, outstanding on the Bridge Notes. The conversion and liquidation features were deemed to be derivatives under ASC 815 (see Note 9) and separately measured and recognized from the Bridge Notes through a debt discount. The balance of the debt discount was $14,088 and $28,175 at March 31, 2021 and December 31, 2020, respectively.

In January of 2021, the Company amended the Bridge Notes to extend the maturity date from March 31, 2021 to September 30, 2021. The amendment also added a SPAC transaction to the conversion provision such that the Bridge Notes convert if the Company issues at least $50,000,000 of shares of a new series of preferred stock or closes a SPAC transaction (each a “Qualified Financing”) prior to maturity. In a Qualified Financing that is a preferred stock issuance, the notes convert at 70% of the cash price paid per share for the preferred shares. In a Qualified Financing that is a SPAC transaction, the notes convert at the lesser of (i) 70% of the per share value attributed to the shares of the Company’s common stock as set forth in the Merger Agreement or (ii) the per share value that would be attributed to the Company’s common stock assuming a pre-transaction valuation of the Company in connection with the SPAC transaction of $700,000,000.

In February of 2021 the Company issued $10,000,000 of new, unsecured convertible notes (the “Convertible Notes”). The Convertible Notes bear an annual interest rate of 8% and mature on September 30, 2021, unless converted. If the Company issues at least $50,000,000 worth of shares of a new series of preferred stock prior to maturity or closes a SPAC transaction (each a “Qualified Financing”), the outstanding principal and unpaid accrued interest will convert at 80% of the per share price of the new series of preferred stock or, in the case of a SPAC transaction, at 80% of the per share value attributed to the shares of the Company’s common stock as set forth in the Merger Agreement. Upon a Change of Control (other than a Qualified Financing), as defined in the Convertible Notes, the Company will repay purchasers in cash an amount equal to the outstanding principal and accrued interest plus a repayment premium equal to 100% of the outstanding principal amount of the notes. Debt issuance costs are recorded against the outstanding payable balance. Those costs at March 31, 2021 were $14,793.

Stockholder Note

In November 2016, the Company received a $5,000,000 prepayment from a stockholder for product from Origin 1 pursuant to an Offtake Agreement (see Note 7). The prepayment was to be credited against the purchase of products over the term of the Offtake Agreement. The prepayment was secured by a promissory note (the “Promissory Note”) to be repaid in cash in the event that the prepayment could not be credited against the purchase of product, for example, if Origin 1 was never constructed. The Promissory Note was collateralized substantially by Origin 1 and other assets of Origin Material Canada Pioneer Limited. In May 2019, the Company and stockholder amended the Offtake Agreement and Promissory Note. The amendment added accrued interest of $189,169 to the principal balance of the prepayment and provided for the prepayment amount to be repaid in three annual installments rather than being applied against the purchase of product from Origin 1. The Promissory Note would bear interest at 3.50% per annum and be repaid in three installments of $2,204,733, $2,139,611, and $2,069,806 (inclusive of accrued but unpaid interest) on December 20, 2024, December 19, 2025, and December 18, 2026, respectively, unless the Bridge Notes have not been converted or repaid by December 30, 2021, in which case the Promissory Note maturity date would be December 31, 2021. At March 31, 2021 and December 31, 2020, the total debt outstanding was $5,189,169.

The Promissory Note is subordinate to the Bridge Notes. At March 31, 2021 and December 31, 2020 accrued interest totaled $340,035 and $294,630, respectively, and is included in accrued expenses in the unaudited consolidated balance sheets.

NOTE 8 – DEBT

PPP Loan

In April 2020, the Company executed a promissory note (the “PPP Note”) evidencing an unsecured loan in the amount of $905,838 under the Paycheck Protection Program (the “PPP Loan”). The Paycheck Protection Program (or “PPP”) was established under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and is administered by the U.S. Small Business Administration (“SBA”). The Loan has been made through First Republic Bank (the “Lender”).

The PPP Loan has a two-year term and bears interest at a rate of 1.00% per annum, accruing upon funding. Unless the PPP Loan is forgiven, the Company will be required to make monthly payments of principal and interest to the Lender. The Company does not intend to seek forgiveness of the PPP loan.

The PPP Note contains customary events of default relating to, among other things, payment defaults, providing materially false and misleading representations to the SBA or Lender, or breaching the terms of the PPP Loan documents. The occurrence of an event of default may result in the immediate repayment of all amounts outstanding, collection of all amounts owing from the Company, or filing suit and obtaining judgment.

Under the terms of the CARES Act, PPP Loan recipients can apply for and be granted forgiveness for all or a portion of the loan granted under the PPP. Such forgiveness will be determined, subject to limitations, based on the use of loan proceeds for payment of payroll costs and any payments of mortgage interest, rent, and utilities. However, no assurance is provided that forgiveness for any portion of the PPP Loan will be obtained.

Stockholder Convertible Notes Payable

In November 2019, the Company entered into secured convertible note agreements (“Bridge Notes”) with certain preferred stockholders, whereby the Company can borrow up to $6,000,000. The Bridge Notes bear an annual interest rate of 10% and mature on March 31, 2021, unless converted. If the Company issues shares of a new series of preferred stock prior to maturity, the outstanding principal and unpaid accrued interest will convert at 70% of the per share price of the new series of preferred stock. Upon a liquidation event, as defined in the agreements, the Company will repay purchasers in cash an amount equal to 200% of the outstanding principal amount plus the outstanding principal and accrued interest. The Bridge Notes are collateralized by substantially all of the Company’s assets. At December 31, 2020 and 2019 there were $3,260,208 and $1,000,000, respectively, outstanding on the Bridge Notes. Debt issuance costs are recorded against the outstanding payable balances. Those costs at December 31, 2020 and 2019 were zero and $90,267, respectively. The conversion and liquidation features were deemed to be derivatives under ASC 815 (see Note 9) and separately measured and recognized from the Bridge Notes through a debt discount. The balance of the debt discount was $28,175 and $128,875 at December 31, 2020 and 2019, respectively. The Bridge Notes were amended in January 2021 to extend the maturity date and add a SPAC transaction as a conversion event (see Note 16).

Stockholder Note

In November 2016, the Company received a $5,000,000 prepayment from a stockholder for product from Origin 1 pursuant to an Offtake Agreement (see Note 7). The prepayment was to be credited against the purchase of products over the term of the Offtake Agreement. The prepayment was secured by a promissory note (the “Promissory Note”) to be repaid in cash in the event that the prepayment could not be credited against the purchase of product, for example, if Origin 1 was never constructed. The Promissory Note was collateralized substantially by Origin 1 and other assets of Origin Material Canada Pioneer Limited. In May 2019, the Company and stockholder amended the Offtake Agreement and Promissory Note. The amendment added accrued interest of $189,169 to the principal balance of the prepayment and provided for the prepayment amount to be repaid in three annual installments rather than being applied against the purchase of product from Origin 1. The Promissory Note would bear interest at 3.50% per annum and be repaid in three installments of $2,204,733, $2,139,611, and $2,069,806 (inclusive of accrued but unpaid interest) on December 20, 2024, December 19, 2025, and December 18, 2026, respectively, unless the Bridge Notes have not been converted or repaid by December 30, 2021, in which case the Promissory Note maturity date would be December 31, 2021. At December 31, 2020 and 2019, the total debt outstanding was $5,189,169.

The Promissory Note is subordinate to the Bridge Notes. At December 31, 2020 and 2019 accrued interest totaled $294,630 and $113,009, respectively, and is included in other liabilities, long-term, on the consolidated balance sheets.